Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Gains or Losses Recognized in AOCI for the Cash Flow Hedges

	Years ended December 31,
	2019	2018	2017
$ in millions (net of tax)	Interest Rate Hedges	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$0.6	$1.4	$(4.3)	$1.6

Net (gains) / losses associated with current period hedging transactions	(0.8)	(0.1)	11.9	0.5
Net gains reclassified to earnings:
Interest expense	(0.2)	(0.7)	—	(0.7)
Loss from discontinued operations	—	—	(5.5)	—
Transfer of generation assets to subsidiary of parent	—	—	(2.1)	—
Ending accumulated derivative gain / (loss) in AOCI	$(0.4)	$0.6	$—	$1.4

Portion expected to be reclassified to earnings in the next twelve months	$(0.2)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	8

Schedule of Interest Rate Derivatives [Table Text Block]	DP&L’s derivative instruments.:

			December 31,
	Hedging Designation	Balance sheet classification	2019	2018
Interest rate hedges in a current asset position	Cash Flow Hedge	Prepayments and other current assets	$0.1	$0.9
Interest rate hedges in a non-current asset position	Cash Flow Hedge	Other non-current assets	$—	$0.6